Note 10 - Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Deposits (Details) [Line Items]
Time Deposits, $100,000 or More	$ 294.3	$ 225.7
Certificates of Deposit, at Carrying Value	7.6	15.9
Available-for-sale Securities Pledged as Collateral	18.9
Federal Home Loan Bank [Member]
Note 10 - Deposits (Details) [Line Items]
Loans Pledged as Collateral	$ 1.0